MAIRS AND POWER FUNDS TRUST

W1520 First National Bank Building

332 Minnesota Street

SAINT PAUL, MINNESOTA 55101-1363

Telephone (800) 304-7404 / (651) 222-8478

 Fax (651) 287-0119

May 27, 2011

EDGAR CORRESPONDENCE

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0506

Re:                               Mairs and Power Funds Trust

CIK No 0001521353

Ladies and Gentlemen:

Enclosed herewith for filing is the Mairs and Power Funds Trust. (the “Trust”) Registration Statement under the Securities Act of 1933, as amended.

Any questions or comments regarding this filing should be directed to Jon A. Theobald, Secretary of the Trust, telephone (651) 222-8478 or James D. Alt, of Dorsey & Whitney LLP, legal counsel to the Fund, at (612) 340-2803.

Respectfully submitted,

Mairs and Power Funds Trust

By:	/s/ Jon A. Theobald
Jon A. Theobald, Secretary

cc:	James A. Alt, Esq.